Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues
Schedule of revenues

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Online marketing services and others	11,515,575	26,813,641	47,953,779	7,349,238
Transaction services	1,604,415	3,328,245	5,787,415	886,960
Merchandise sales	—	—	5,750,671	881,329
	13,119,990	30,141,886	59,491,865	9,117,527

Schedule of information about contract liabilities, comprising customer advances, deferred revenues and portions of Payables to merchants

	As of
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	US$
Customer advances and deferred revenues	605,970	2,423,190	371,370
Payable to merchants	116,557	224,896	34,467